Other Income (Expense), Net	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other Income (Expense), Net	Other Income (Expense), Net

	2019	2020	2021
Gain on legal settlement(2)	$—	$294,217	$—
Gain on remeasurement of existing equity interests (Note 14)	—	38,470	—
Other(1)	74,055	107,620	(11,481)
Total other income, net	$74,055	$440,307	$(11,481)
(1)Relate primarily to gains on the sales of property, plant and equipment and intangible assets.
(2) On April 10, 2020, under the terms of a settlement agreement, the Company received a settlement and recorded total gains of $294,217 related to this settlement for the year ended December 31, 2020.